RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Research And Development Expenses [Abstract]
Disclosure of detailed information about research and development expenses
	For the year ended December 31,
	2024	2023	2022
	US Dollars in thousands
Payroll and related expenses	18,341	15,309	14,820
Suppliers and subcontractors	3,780	3,416	4,193
Office and maintenance	586	684	602
Share-based payment	1,355	1,148	1,279
Depreciation and amortization	1,312	1,371	1,238
	25,374	21,928	22,132